LEASES - Future minimum payments (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
LEASES
2026	$ 98,473
2027	40,984
2028	9,147
2029	9,355
2030	9,355
2031	1,558
Total lease payments	168,872
Less: imputed interest	(8,227)
Total operating lease liabilities	$ 160,645	$ 244,183